REVENUE RECOGNITION	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Revenue from Contract with Customer [Abstract]
REVENUE RECOGNITION

NOTE 2 – REVENUE RECOGNITION

Electronics & Software

The Company has determined that the revenue recognition for its Electronics & Software segment occurs upon delivery of the Company’s connectivity infrastructure and data transmission products. To determine when revenue should be recognized, it is important to determine when the transfer of control has occurred. The Company has determined that control transfers for these products upon shipment or delivery to the customer, in accordance with the agreed-upon shipping terms. As such, the timing of revenue recognition occurs at a specific point in time.

Services & Support

The Company has determined that the following performance obligations identified in its Services & Support segment are transferred over time: managed services and professional services (time and materials (“T&M”) and fixed price) as well as services under maintenance and service contracts. The managed services performance obligation is a bundled solution consisting of a series of distinct services that are substantially the same and that have the same pattern of transfer to the customer and are therefore recognized evenly over the term of the contract. T&M professional services arrangements are recognized over time with an input method based on hours expended towards satisfying the performance obligation. Fixed price professional service arrangements under a relatively longer-term service are also recognized over time with an input method based on hours expended. Maintenance and service contracts are recognized evenly over the life of the contract.

The Company has also identified the following performance obligations within its Services & Support segment that are recognized at a point in time which include resale of third-party hardware and software, installation, arranging for another party to transfer services to the customer, and certain professional services. The resale of third-party hardware and software is recognized at a point in time, when the goods are shipped or delivered to the customer’s location, in accordance with the shipping terms. Installation services are recognized at a point in time when the services are completed. The service the Company provides to arrange for another party to transfer services to the customer is satisfied at a point in time after the Company has transferred control when the service is first available to the customer by the third-party vendor. The Company reports revenue from these third-party services on a net basis in its financial statements. Depending on the nature of the service, certain professional services transfer control at a point in time. The Company evaluates these circumstances on a case by case basis to determine if revenue should be recognized over time or at a point in time.

Disaggregation of revenue

Revenues are recognized when control of the promised goods or services is transferred to our customers, in an amount that best reflects the consideration we expect to receive in exchange for those goods or services. In accordance with ASC 606-10-50-5, the following tables present how we disaggregate our revenues, which is different for each segment.

For the Electronics & Software segment, we analyze revenue by region and product group, which is as follows for the three and six months ended June 30, 2021 and 2020:

	Electronics & Software Sales by Region
	Three Months Ended June 30		Six Months Ended June 30
	2021	2020	2021	2020
North America	$7,721,000	$6,898,000	$14,921,000	$14,346,000
International	1,586,000	1,389,000	2,750,000	2,477,000
	$9,307,000	$8,287,000	$17,671,000	$16,823,000

	Electronics & Software Sales by Product Group
	Three Months Ended June 30		Six Months Ended June 30
	2021	2020	2021	2020
Intelligent edge solutions	$3,779,000	$3,023,000	$7,492,000	$6,377,000
Traditional products	5,528,000	5,264,000	10,179,000	10,446,000
	$9,307,000	$8,287,000	$17,671,000	$16,823,000

For the Services & Support segment, we analyze revenue by customer group and type, which is as follows for the three and six months ended June 30, 2021 and 2020:

	Services & Support Revenue by Customer Group
	Three Months Ended June 30		Six Months Ended June 30
	2021	2020	2021	2020
Financial	$399,000	$103,000	$824,000	$196,000
Healthcare	245,000	240,000	498,000	430,000
Education	85,000	626,000	149,000	719,000
Other commercial clients	960,000	371,000	2,013,000	621,000
CSI IT operations	144,000	185,000	288,000	386,000
	$1,833,000	$1,525,000	$3,772,000	$2,352,000

	Services & Support Revenue by Type
	Three Months Ended June 30		Six Months Ended June 30
	2021	2020	2021	2020
Project & product revenue	$245,000	$746,000	$630,000	$886,000
Services & support revenue	1,588,000	779,000	3,142,000	1,466,000
	$1,833,000	$1,525,000	$3,772,000	$2,352,000

NOTE 2 – REVENUE RECOGNITION

In accordance with Accounting Standards Codification (“ASC”) 606, revenue is recognized when a customer obtains control of promised goods or services. The amount of revenue recognized reflects the consideration that the Company expects to receive in exchange for these goods or services.

Electronics & Software

The Company has determined that the revenue recognition for its Electronics & Software segment occurs upon delivery of the Company’s connectivity infrastructure and data transmission products. To determine when revenue should be recognized, it is important to determine when the transfer of control has occurred. The Company has determined that control transfers for these products upon shipment or delivery to the customer, in accordance with the agreed upon shipping terms. As such, the timing of revenue recognition occurs at a specific point in time.

Services & Support

The Company has determined that the following performance obligations identified in its Services & Support segment are transferred over time: managed services and professional services (time and materials (“T&M”) and fixed price). The managed services performance obligation is a bundled solution, a series of distinct services that are substantially the same and that have the same pattern of transfer to the customer and are recognized evenly over the term of the contract. T&M professional services arrangements are measured over time with an input method based on hours expended towards satisfying this performance obligation. Fixed price professional service arrangements under a relatively longer-term service will also be measured over time with an input method based on hours expended.

The Company has also identified the following performance obligations within its Services & Support segment that are recognized at a point in time which include resale of third-party hardware and software, installation, arranging for another party to transfer services to the customer, and certain professional services. The resale of third-party hardware and software is recognized at a point in time, when the goods are shipped or delivered to the customer’s location, in accordance with the agreed upon shipping terms. Installation services are recognized at a point in time when the services are completed. The service the Company provides to arrange for another party to transfer services to the customer is satisfied at a point in time as the Company has transferred control upon the service first being made available to the customer by the third-party vendor, which are required to be presented on a net basis. Depending on the nature of the service, certain professional services transfer control at a point in time. The Company evaluates these circumstances on a case-by-case basis to determine if revenue should be recognized over time or at a point in time.

Significant Judgments

To determine the transaction price, the Company estimates the amount of variable consideration at the outset of the contract, depending on the facts and circumstances relative to the contract. The Company may provide credits or incentives to its customers, which are accounted for as either variable consideration or consideration payable to the customer. The Company estimates product returns based on historical return rates. The Company constrains (reduces) the estimates of variable consideration such that it is probable that a significant revenue reversal of previously recognized revenue will not occur throughout the life of the contract. When determining if variable consideration should be constrained, management considers whether there are factors outside the Company’s control that could result in a significant reversal of revenue. In making these assessments, the Company considers the likelihood and magnitude of a potential reversal of revenue. The Company will assess if any incentives it offers to its customer is a consideration payable. The Company accounts for consideration payable to a customer as a reduction of the transaction price, and therefore, of revenue. For contracts with more than one performance obligation, the consideration is allocated between separate products and services based on their stand-alone selling prices. Judgment is required to determine standalone selling prices for each distinct performance obligation. The Company generally determines standalone selling prices based on the actual prices charged to customers and has an established range of amounts that fall within stand-alone selling price for its distinct performance obligations. The Company evaluates this range quarterly.

Costs to Obtain or Fulfill a Contract

The Company evaluates “Other Assets and Deferred Costs” (ASC 340-40), for the accounting for certain costs to obtain and fulfill contracts (or, in some cases, an anticipated contract) with a customer. ASC 340-40 is applicable only to incremental contract costs, those that an entity would not have incurred if the contract had not been obtained, and requires the capitalization of these costs as well as provides guidance on the amortization and impairment considerations. The Company elects the practical expedient and expenses certain costs to obtain contracts when applicable. Within Services & Support, commissions were paid upfront on certain long-term recurring revenue agreements. Total costs to obtain a contract in the years ended December 31, 2020 and 2019 were $52,000 and $0, respectively.

Transaction Price Allocated to Future Performance Obligations

To determine the allocation of the transaction price and amounts allocated to the performance obligations, the Company first determined the standalone selling price for each distinct performance obligation in the contract in order to determine the allocations of the transaction price in proportion to the standalone selling price for each performance obligation in the contract in accordance with ASC 606-10-32-31 and 32-33. Judgment is required to determine standalone selling price for each distinct performance obligation. The Company generally determines standalone selling prices based on the actual prices charged to customers and has an established range of amounts that fall within stand-alone selling price for its distinct performance obligations. The Company evaluates this range quarterly.

Practical Expedients and Exemptions

The Company adopted various practical expedients and policy elections related to the accounting for significant finance components, sales taxes, shipping and handling, costs to obtain a contract and immaterial promised goods or services. The practical expedient to disclose the unfulfilled performance obligations was not made as they are expected to be fulfilled within one year.

Disaggregation of revenue

Revenues are recognized when control of the promised goods or services is transferred to our customers, in an amount that best reflects the consideration we expect to receive in exchange for those goods or services. In accordance with ASC 606-10-50-5, the following tables present how we disaggregate our revenues, which is different for each segment.

For the Electronics & Software segment, we analyze revenue by region and product group, which is as follows for the years ended December 31, 2020 and 2019:

	Electronics & Software Revenue by Region
	2020	2019
North America	$29,721,000	$39,771,000
International	4,775,000	7,236,000
	$34,496,000	$47,007,000

	Electronics & Software Revenue by Product Group
	2020	2019
Intelligent edge solutions	$12,162,000	$18,442,000
Traditional products	22,334,000	28,565,000
	$34,496,000	$47,007,000

For the Services & Support segment, we analyze revenue by customer group and type, which is as follows for the years ended December 31, 2020 and 2019:

	Services & Support Revenue by Customer Group
	2020	2019
Education	$4,483,000	$1,926,000
Healthcare	887,000	705,000
Financial and other commercial clients	2,708,000	1,268,000
CSI IT operations	699,000	842,000
	$8,777,000	$4,741,000

	Services & Support Revenue by Type
	2020	2019
Project & product revenue	$5,120,000	$2,242,000
Services & support revenue	3,657,000	2,499,000
	$8,777,000	$4,741,000

Contract Balances

The contract assets associated with the commission costs noted above were $267,000 and $0 at December 31, 2020 and 2019, respectively. The Company does not have material contract liabilities.